United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Six months ended 03/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	PSAFX
C	FPGCX
Institutional	FPGIX

Federated Prudent DollarBear Fund
Successor to the Prudent Global Income Fund Established 2000

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2]	Currency Exposure as a Percentage of Total Net Assets[3]
Japan	14.0%	14.1%
Netherlands	9.8%	—
Canada	9.6%	9.6%
United Kingdom	8.9%	12.2%
Italy	8.2%	—
Spain	8.2%	—
United States	7.5%	—
Germany	6.1%	—
Sweden	4.6%	4.6%
Belgium	4.5%	—
France	4.5%	—
Switzerland	3.6%	3.6%
Euro	—	45.4%
SUB-TOTAL	89.5%	89.5%
Cash Equivalents[4]	9.2%	9.2%
Derivative Contracts[5]	0.0%[6]	0.0%[6]
Other Assets and Liabilities—Net[7]	1.3%	1.3%
TOTAL	100.0%	100.0%
1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).
4	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
Semi-Annual Shareholder Report

5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than 0.1%.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2017 (unaudited)
Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—70.6%
		Sovereign—70.6%
EUR 2,200,000	[1]	Belgium, Government of, Unsecd. Note, 0.00%, 8/10/2017	$2,352,328
CAD 3,300,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 6/1/2017	2,479,200
3,400,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 9/7/2017	2,550,569
EUR 2,200,000	[1]	France, Government of, Unsecd. Note, 0.00%, 5/4/2017	2,348,043
2,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 8/30/2017	2,670,305
1,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 9/29/2017	1,602,461
JPY 250,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 5/22/2017	2,246,257
280,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 6/12/2017	2,516,144
280,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 8/10/2017	2,517,045
EUR 2,200,000	[1]	Netherlands, Government of, Unsecd. Note, 0.00%, 7/31/2017	2,351,311
2,500,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 4/7/2017	2,667,101
1,500,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 6/16/2017	1,601,461
SEK 21,500,000	[1]	Sweden, Government of, Unsecd. Note, 0.00%, 4/19/2017	2,399,989
CHF 1,900,000	[1]	Switzerland, Government of, Unsecd. Note, 0.00%, 6/8/2017	1,899,144
GBP 2,000,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 5/15/2017	2,505,158
1,700,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 6/5/2017	2,129,059
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $37,071,740)	36,835,575
		CORPORATE BONDS—18.8%
		Automotive—2.6%
EUR 1,250,000		Volkswagen International Finance N.V., Sr. Unsecd. Note, Series EMTN, 1.875%, 5/15/2017	1,336,248
		Banking—10.1%
2,150,000		Bank of America Corp., Series EMTN, 0.51%, 3/28/2018	2,296,966
GBP 1,314,000		Cooperatieve Rabobank UA, Sr. Unsecd. Note, Series EMTN, 3.25%, 11/1/2017	1,670,969
EUR 1,200,000		Deutsche Bank Aktiengesellschaft, Sr. Unsecd. Note, Series EMTN, 5.125%, 8/31/2017	1,306,776
		TOTAL	5,274,711
		Finance - Automotive—1.0%
500,000	[1]	Volkswagen Leasing GmbH, Sr. Unsecd. Note, Series EMTN, 0.00%, 8/11/2017	533,327
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—3.1%
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series EMTN, 0.222%, 7/27/2017	$1,602,445
		Transportation - Services—2.0%
1,000,000		Deutsche Post Finance, Sr. Unsecd. Note, Series EMTN, 1.875%, 6/27/2017	1,071,632
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,798,909)	9,818,363
		PURCHASED PUT OPTION—0.1%
900,000		Bank of America, EUR PUT/USD CALL, Strike Price $1.088, Expiration Date 4/26/2017 (IDENTIFIED COST $9,675)	20,231
		INVESTMENT COMPANY—9.2%
4,815,284	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.65%[3] (IDENTIFIED COST $4,815,286)	4,816,729
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $51,695,610)[4]	51,490,898
		OTHER ASSETS AND LIABILITIES - NET—1.3%[5]	666,906
		TOTAL NET ASSETS—100%	$52,157,804
At March 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/23/2017	Barclays	1,400,000 AUD	1,509,760 NZD	$11,710
5/23/2017	Goldman Sachs	2,800,000 AUD	$2,148,678	$(11,567)
5/23/2017	Citibank	1,400,000 AUD	$1,059,264	$9,291
5/23/2017	JPMorgan	1,000,000 AUD	$753,841	$9,413
5/23/2017	Bank of America	980,000 AUD	$754,620	$(6,631)
5/23/2017	Credit Agricole	2,800,000 CAD	232,190,000 JPY	$17,224
5/23/2017	JPMorgan	550,000 EUR	12,118,614 MXN	$(53,657)
5/23/2017	Credit Agricole	2,000,000 EUR	8,680,000 PLN	$(48,659)
5/23/2017	Citibank	4,500,000 EUR	$4,750,961	$61,596
5/23/2017	BNP Paribas	1,200,000 EUR	$1,288,916	$(5,568)
5/23/2017	JPMorgan	850,000 GBP	1,369,633 AUD	$20,917
5/23/2017	Citibank	850,000 GBP	1,371,444 AUD	$19,535
5/23/2017	JPMorgan	425,000 GBP	694,493 AUD	$3,073
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
5/23/2017	BNP Paribas	400,000 GBP	1,982,860 PLN	$2,056
5/23/2017	JPMorgan	1,400,000 GBP	$1,760,615	$(4,365)
5/23/2017	Barclays	8,800,000 NOK	9,360,296 SEK	$(21,790)
5/23/2017	JPMorgan	700,000 NZD	$503,020	$(13,014)
5/23/2017	BNP Paribas	9,500,000 SEK	118,417,500 JPY	$(2,922)
5/23/2017	Morgan Stanley	9,200,000 SEK	116,093,880 JPY	$(15,573)
5/23/2017	JPMorgan	$1,600,000	2,081,926 CAD	$33,322
5/23/2017	Citibank	$400,000	527,503 CAD	$3,047
5/23/2017	Citibank	$1,600,000	177,365,584 JPY	$3,630
5/23/2017	Barclays	$1,600,000	179,000,000 JPY	$(11,081)
5/23/2017	JPMorgan	$500,000	56,885,290 JPY	$(11,993)
5/23/2017	JPMorgan	$300,000	33,488,724 JPY	$(1,414)
5/23/2017	JPMorgan	$140,000	15,628,071 JPY	$(660)
5/23/2017	Bank of America	$1,200,000	23,787,600 MXN	$(59,903)
5/23/2017	JPMorgan	$500,000	10,336,726 MXN	$(47,481)
5/23/2017	Morgan Stanley	$1,000,000	8,777,500 SEK	$17,947
5/23/2017	JPMorgan	$600,000	5,324,193 SEK	$4,313
5/23/2017	Barclays	$1,000,000	13,315,000 ZAR	$16,821
5/23/2017	Bank of America	$1,000,000	13,384,000 ZAR	$11,726
Contracts Sold:
4/3/2017	Morgan Stanley	113,896 CAD	$85,476	$(170)
4/4/2017	Citibank	38,580 CHF	$38,567	$50
4/4/2017	Citibank	339,244 EUR	$362,889	$983
4/4/2017	Citibank	51,000 GBP	$63,928	$30
4/4/2017	Citibank	17,883,808 JPY	$160,488	$(150)
4/4/2017	JPMorgan	789,332 NOK	$91,981	$50
5/23/2017	Barclays	1,400,000 AUD	1,491,280 NZD	$(24,646)
5/23/2017	Bank of America	980,000 AUD	$749,308	$1,319
5/23/2017	Barclays	1,400,000 AUD	$1,072,095	$3,540
5/23/2017	Barclays	1,400,000 AUD	$1,071,000	$2,445
5/23/2017	Citibank	1,000,000 AUD	$757,555	$(5,699)
5/23/2017	Goldman Sachs	2,800,000 AUD	$2,112,600	$(24,511)
5/23/2017	JPMorgan	1,300,000 AUD	$984,223	$(8,007)
5/23/2017	Credit Agricole	700,000 CAD	58,557,100 JPY	$281
5/23/2017	Credit Agricole	700,000 CAD	58,543,100 JPY	$155
5/23/2017	JPMorgan	550,000 EUR	12,174,470 MXN	$56,616
5/23/2017	Credit Agricole	2,000,000 EUR	8,675,400 PLN	$47,500
5/23/2017	Citibank	850,000 GBP	1,355,789 AUD	$(31,484)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
5/23/2017	JPMorgan	425,000 GBP	699,450 AUD	$711
5/23/2017	JPMorgan	425,000 GBP	691,093 AUD	$(5,668)
5/23/2017	JPMorgan	425,000 GBP	691,093 AUD	$(5,668)
5/23/2017	Citibank	1,400,000 GBP	$1,759,136	$2,886
5/23/2017	Barclays	8,800,000 NOK	9,321,136 SEK	$17,409
5/23/2017	JPMorgan	700,000 NZD	$498,598	$8,592
5/23/2017	BNP Paribas	9,500,000 SEK	120,312,750 JPY	$19,980
5/23/2017	Morgan Stanley	9,200,000 SEK	117,870,400 JPY	$31,563
5/23/2017	Credit Agricole	$800,000	1,038,008 CAD	$(18,884)
5/23/2017	JPMorgan	$800,000	1,044,916 CAD	$(13,686)
5/23/2017	Credit Agricole	$500,000	10,274,750 MXN	$44,199
5/23/2017	Citibank	$1,600,000	176,289,152 JPY	$(13,318)
5/23/2017	Citibank	$500,000	57,450,005 JPY	$17,076
5/23/2017	Citibank	$200,000	22,980,002 JPY	$6,830
5/23/2017	Citibank	$140,000	15,747,103 JPY	$1,731
5/23/2017	JPMorgan	$1,600,000	178,792,912 JPY	$9,217
5/23/2017	JPMorgan	$1,200,000	23,432,961 MXN	$41,119
5/23/2017	JPMorgan	$600,000	5,329,320 SEK	$(3,740)
5/23/2017	JPMorgan	$550,000	4,890,133 SEK	$(2,877)
5/23/2017	JPMorgan	$450,000	3,996,990 SEK	$(2,805)
5/23/2017	Bank of America	$1,000,000	13,167,000 ZAR	$(27,749)
5/23/2017	JPMorgan	$1,000,000	13,008,520 ZAR	$(39,451)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$15,112
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Zero coupon bond.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $51,695,610.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$36,835,575	$—	$36,835,575
Corporate Bonds	—	9,818,363	—	9,818,363
Purchased Put Option	—	20,231	—	20,231
Investment Company	4,816,729	—	—	4,816,729
TOTAL SECURITIES	$4,816,729	$46,674,169	$—	$51,490,898
Other Financial Instruments:[1]
Assets	$1,113	$558,790	$—	$559,903
Liabilities	(320)	(544,471)	—	(544,791)
TOTAL OTHER FINANCIAL INSTRUMENTS	$793	$14,319	$—	$15,112
1	Other Financial Instruments are foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.04	$9.77	$10.57	$11.35	$12.14	$12.89
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.11)	(0.09)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	0.38	(0.71)	(0.62)	(0.69)	0.21
TOTAL FROM INVESTMENT OPERATIONS	(0.56)	0.27	(0.80)	(0.70)	(0.78)	0.12
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.77)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	—	(0.08)	(0.01)	(0.87)
Net Asset Value, End of Period	$9.48	$10.04	$9.77	$10.57	$11.35	$12.14
Total Return[2]	(5.58)%	2.76%	(7.57)%	(6.19)%	(6.41)%	1.06%
Ratios to Average Net Assets:
Net expenses	1.36%[3]	1.30%	1.30%	1.29%	1.29%	1.29%
Net investment income (loss)	(1.41)% [3]	(1.06)%	(0.92)%	(0.77)%	(0.80)%	(0.75)%
Expense waiver/reimbursement[4]	0.44%[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,886	$52,818	$58,664	$81,123	$115,133	$189,004
Portfolio turnover	0%	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.60	$9.41	$10.26	$11.10	$11.96	$12.73
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.17)	(0.16)	(0.15)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.47)	0.36	(0.69)	(0.61)	(0.67)	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.57)	0.19	(0.85)	(0.76)	(0.85)	0.02
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.69)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	—	(0.08)	(0.01)	(0.79)
Net Asset Value, End of Period	$9.03	$9.60	$9.41	$10.26	$11.10	$11.96
Total Return[2]	(5.94)%	2.02%	(8.28)%	(6.87)%	(7.09)%	0.25%
Ratios to Average Net Assets:
Net expenses	2.11%[3]	2.05%	2.05%	2.04%	2.04%	2.04%
Net investment income (loss)	(2.16)%[3]	(1.82)%	(1.67)%	(1.52)%	(1.55)%	(1.50)%
Expense waiver/reimbursement[4]	0.44%[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,363	$3,163	$3,609	$5,902	$12,346	$23,575
Portfolio turnover	0%	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.19	$9.89	$10.68	$11.43	$12.19	$12.95
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.08)	(0.07)	(0.05)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	0.38	(0.72)	(0.62)	(0.68)	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.55)	0.30	(0.79)	(0.67)	(0.75)	0.14
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.80)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	—	(0.08)	(0.01)	(0.90)
Net Asset Value, End of Period	$9.64	$10.19	$9.89	$10.68	$11.43	$12.19
Total Return[2]	(5.40)%	3.03%	(7.40)%	(5.88)%	(6.14)%	1.27%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.05%	1.05%	1.04%	1.04%	1.04%
Net investment income (loss)	(1.16)%[3]	(0.83)%	(0.66)%	(0.52)%	(0.55)%	(0.50)%
Expense waiver/reimbursement[4]	0.44%[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,909	$4,983	$5,583	$11,906	$19,466	$33,849
Portfolio turnover	0%	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $4,816,729 of investment in an affiliated holding (Note 5) (identified cost $51,695,610)		$51,490,898
Cash denominated in foreign currencies (identified cost $18,946,927)		19,086,975
Unrealized appreciation on foreign exchange contracts		558,790
Income receivable		110,192
Receivable for shares sold		2,527
TOTAL ASSETS		71,249,382
Liabilities:
Payable for investments purchased	$18,259,546
Unrealized depreciation on foreign exchange contracts	544,471
Payable for shares redeemed	177,255
Payable for other service fees (Notes 2 and 5)	9,657
Payable for distribution services fee (Note 5)	1,515
Payable for investment adviser fee (Note 5)	473
Accrued expenses (Note 5)	98,661
TOTAL LIABILITIES		19,091,578
Net assets for 5,509,356 shares outstanding		$52,157,804
Net Assets Consists of:
Paid-in capital		$56,339,431
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(59,772)
Accumulated net realized loss on investments and foreign currency transactions		(3,207,397)
Accumulated net investment loss		(914,458)
TOTAL NET ASSETS		$52,157,804
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($45,886,312 ÷ 4,842,060 shares outstanding), no par value, unlimited shares authorized	$9.48
Offering price per share (100/95.50 of $9.48)	$9.93
Redemption proceeds per share	$9.48
Class C Shares:
Net asset value per share ($2,362,656 ÷ 261,646 shares outstanding), no par value, unlimited shares authorized	$9.03
Offering price per share	$9.03
Redemption proceeds per share (99.00/100 of $9.03)	$8.94
Institutional Shares:
Net asset value per share ($3,908,836 ÷ 405,650 shares outstanding), no par value, unlimited shares authorized	$9.64
Offering price per share	$9.64
Redemption proceeds per share	$9.64
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Dividends received from an affiliated holding (Note 5)			$23,159
Interest (net of amortization of market premium of $169,885)			(35,723)
TOTAL INCOME (LOSS)			(12,564)
Expenses:
Investment adviser fee (Note 5)		$206,460
Administrative fee (Note 5)		21,567
Custodian fees		6,223
Transfer agent fees		45,896
Directors'/Trustees' fees (Note 5)		691
Auditing fees		17,487
Legal fees		4,602
Distribution services fee (Note 5)		10,156
Other service fees (Notes 2 and 5)		63,165
Portfolio accounting fees		59,562
Share registration costs		22,878
Printing and postage		11,327
Interest Expense		16,800
Miscellaneous (Note 5)		13,364
TOTAL EXPENSES		500,178
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(119,010)
Waiver of other operating expenses (Note 2)	(836)
TOTAL WAIVERS AND REIMBURSEMENT		(119,846)
Net expenses			380,332
Net investment income (loss)			(392,896)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(3,149,067)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			104,180
Net realized and unrealized loss on investments and foreign currency transactions			(3,044,887)
Change in net assets resulting from operations			$(3,437,783)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(392,896)	$(693,916)
Net realized gain (loss) on investments and foreign currency transactions	(3,149,067)	3,108,863
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	104,180	(671,296)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,437,783)	1,743,651
Share Transactions:
Proceeds from sale of shares	809,568	2,786,624
Cost of shares redeemed	(6,178,170)	(11,421,851)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,368,602)	(8,635,227)
Change in net assets	(8,806,385)	(6,891,576)
Net Assets:
Beginning of period	60,964,189	67,855,765
End of period (including accumulated net investment loss of $(914,458) and $(521,562), respectively)	$52,157,804	$60,964,189
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to seek current income and capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On November 17, 2016, the Trustees approved a Plan of Reorganization (Reorganization) pursuant to which Federated Global Total Return Bond Fund (formerly Federated International Bond Fund) would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. A Proxy Statement will be sent to shareholders explaining the Reorganization which is expected to occur the third quarter of 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $119,846 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended March 31, 2017, the former custodian reimbursed $836 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$59,779
Class C Shares	3,386
TOTAL	$63,165
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability
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of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $318,249 and $167,241, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on
Semi-Annual Shareholder Report

securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments.
The average market value of purchased options held by the Fund throughout the period was $3,499. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$558,790	Unrealized depreciation on foreign exchange contracts	$544,471
Equity contracts	Total investments in securities, at value	20,231		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$579,021		$544,471
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Options[1]	Foreign Exchange Contracts[1]	Total
Foreign exchange contracts	$(40,927)	$(607,623)	$(648,550)
1	The net realized loss on Purchased Options and Foreign Exchange Contracts is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Purchased Options[2]	Foreign Exchange Contracts[2]	Total
Foreign exchange contracts	$10,556	$27,015	$37,571
2	The net change in unrealized appreciation/depreciation of Purchased Options and Foreign Exchange Contracts is found within the Net Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of March 31, 2017, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Foreign Exchange Contracts	$558,790	$(394,370)	$—	$164,420

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$544,471	$(394,370)	$—	$150,101
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,396	$211,750	132,944	$1,316,944
Shares redeemed	(438,650)	(4,166,867)	(880,815)	(8,697,433)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(416,254)	$(3,955,117)	(747,871)	$(7,380,489)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,249	$83,337	16,225	$154,019
Shares redeemed	(76,911)	(696,375)	(70,542)	(669,568)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(67,662)	$(613,038)	(54,317)	$(515,549)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,296	$514,481	129,927	$1,315,661
Shares redeemed	(136,479)	(1,314,928)	(205,687)	(2,054,850)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(83,183)	$(800,447)	(75,760)	$(739,189)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(567,099)	$(5,368,602)	(877,948)	$(8,635,227)
4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $51,695,610. The net unrealized depreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; and (b) outstanding foreign currency commitments was $204,712. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $177,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $382,258.
At September 30, 2016, the Fund had a capital loss carryforward of $70,233 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$70,233	$—	$70,233
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, a late year ordinary loss of $521,562 was deferred to October 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $115,469 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended March 31, 2017, the Sub-Adviser earned a fee of $58,138.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$10,156
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $285 of fees paid by the Fund. For the six months ended March 31, 2017, the Fund's Class A shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $10,560 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2017, FSC retained $107 in sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $3,541. Transactions with the affiliated holding during the six months ended March 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	9,797,986
Purchases/Additions	2,529,200
Sales/Reductions	(7,511,902)
Balance of Shares Held 3/1/2017	4,815,284
Value	$4,816,729
Dividend Income	$23,159
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$—
Sales	$—
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject
Semi-Annual Shareholder Report

to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
10. Regulatory UPDATE
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$944.20	$6.59
Class C Shares	$1,000	$940.60	$10.21
Institutional Shares	$1,000	$946.00	$5.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$6.84
Class C Shares	$1,000	$1,014.41	$10.60
Institutional Shares	$1,000	$1,019.40	$5.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.36%
Class C Shares	2.11%
Institutional Shares	1.11%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Prudent DollarBear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
Semi-Annual Shareholder Report

and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any
Semi-Annual Shareholder Report

economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C712
CUSIP 31420C696
CUSIP 31420C688
40438 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Inflation—Protected Securities	94.1%
Corporate Debt Securities	6.2%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities—Net[5]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2017
Principal Amount or Shares		Value
	U.S. TREASURIES—94.1%
	U.S. Treasury Bonds—29.5%
$2,112,060	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,964,776
752,150	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	723,199
512,345	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	520,213
2,343,982	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,585,516
1,738,410	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,964,737
848,138	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,037,000
	TOTAL	8,795,441
	U.S. Treasury Notes—64.6%
2,590,400	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,627,832
2,073,560	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,104,528
1,536,630	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,553,082
2,103,720	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,102,926
506,450	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	494,351
1,025,080	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	1,016,660
1,564,950	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,590,100
753,833	U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	750,824
2,081,120	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,131,235
766,357	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	780,501
1,109,900	U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,168,353
2,251,840	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	2,328,202
568,555	U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	603,842
	TOTAL	19,252,436
	TOTAL U.S. TREASURIES (IDENTIFIED COST $27,554,041)	28,047,877
	INVESTMENT COMPANIES—6.5%[1]
81,503	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[2]	81,528
291,990	High Yield Bond Portfolio	1,865,813
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,861,621)	1,947,341
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $29,415,662)[3]	29,995,218
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(176,678)
	TOTAL NET ASSETS—100%	$29,818,540
Semi-Annual Shareholder Report
2

At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Treasury Note 10-Year Short Futures	65	$8,096,563	June 2017	$(26,890)
[5]United States Treasury Ultra Bond Short Futures	25	$4,015,625	June 2017	$(18,371)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(45,261)
At March 31, 2017, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 3/31/2017[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps:
Barclays Capital, Inc.	Series 27 Investment Grade CDX Index	Sell	1.00%	12/20/2021	0.29%	$4,500,000	$74,306	$(63,667)	$10,639
Net Unrealized Depreciation/Appreciation on Future Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	Also represents cost of federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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3

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$28,047,877	$—	$28,047,877
Investment Companies[1]	81,528	—	—	1,947,341
TOTAL SECURITIES	$81,528	$28,047,877	$—	$29,995,218
Other Financial Instruments[2]
Assets
Futures Contracts	$—	$—	$—	$—
Swap Contracts	74,306	$—	$—	74,306
Liabilities
Futures Contracts	$(45,261)	$—	$—	$(45,261)
Swap Contracts	$—	$—	$—
TOTAL OTHER FINANCIAL INSTRUMENTS	$29,045	$—	$—	$29,045
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $1,865,813 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and swap contracts.
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Period Ended 9/30/2016[1]	Year Ended March 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.40	$10.24	$10.32	$10.65	$11.25	$11.17	$10.94
Income From Investment Operations:
Net investment income	0.08[2]	0.14[2]	0.12[2]	0.02[2]	0.14[2]	0.18[2]	0.34[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.02	0.10	(0.13)	(0.13)	(0.57)	0.17	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.24	(0.01)	(0.11)	(0.43)	0.35	0.60
Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.05)	(0.22)	(0.17)	(0.27)	(0.37)
Return of capital	—	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.09)	(0.08)	(0.07)	(0.22)	(0.17)	(0.27)	(0.37)
Net Asset Value, End of Period	$10.41	$10.40	$10.24	$10.32	$10.65	$11.25	$11.17
Total Return[4]	0.98%	2.40%	(0.10)%	(1.05)%	(3.79)%	3.12%	5.60%
Ratios to Average Net Assets:
Net expenses	0.74%[5]	0.74%[5]	0.74%	0.74%	0.70%	0.70%	0.70%
Net investment income	1.57%[5]	2.75%[5]	1.21%	0.18%	1.29%	1.57%	3.09%
Expense waiver/reimbursement[6]	1.09%[5]	1.34%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,236	$13,732	$13,173	$15,673	$20,217	$35,140	$33,588
Portfolio turnover	8%	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Period Ended 9/30/2016[1]	Year Ended March 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.26	$10.10	$10.24	$10.59	$11.20	$11.17	$10.94
Income From Investment Operations:
Net investment income (loss)	0.04[2]	0.10[2]	0.06[2]	(0.07)[2]	0.06[2]	0.09[2]	0.25[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.02	0.11	(0.15)	(0.12)	(0.56)	0.16	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.21	(0.09)	(0.19)	(0.50)	0.25	0.52
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.16)	(0.11)	(0.22)	(0.29)
Return of capital	—	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.05)	(0.05)	(0.16)	(0.11)	(0.22)	(0.29)
Net Asset Value, End of Period	$10.27	$10.26	$10.10	$10.24	$10.59	$11.20	$11.17
Total Return[4]	0.62%	2.04%	(0.90)%	(1.82)%	(4.47)%	2.28%	4.85%
Ratios to Average Net Assets:
Net expenses	1.49%[5]	1.49%[5]	1.49%	1.49%	1.45%	1.45%	1.45%
Net investment income (loss)	0.84%[5]	2.00%[5]	0.61%	(0.69)%	0.54%	0.82%	2.29%
Expense waiver/reimbursement[6]	1.09%[5]	1.34%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,598	$4,710	$5,111	$7,167	$9,232	$14,848	$14,981
Portfolio turnover	8%	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Period Ended 9/30/2016[1]	Year Ended March 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.44	$10.28	$10.35	$10.68	$11.27	$11.18	$10.94
Income From Investment Operations:
Net investment income	0.10[2]	0.15[2]	0.14[2]	0.03[2]	0.17[2]	0.21[2]	0.37[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.03	0.11	(0.14)	(0.12)	(0.57)	0.16	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.26	0.00	(0.09)	(0.40)	0.37	0.64
Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.05)	(0.24)	(0.19)	(0.28)	(0.40)
Return of capital	—	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.10)	(0.07)	(0.24)	(0.19)	(0.28)	(0.40)
Net Asset Value, End of Period	$10.46	$10.44	$10.28	$10.35	$10.68	$11.27	$11.18
Total Return[4]	1.21%	2.52%	0.06%	(0.85)%	(3.50)%	3.34%	5.95%
Ratios to Average Net Assets:
Net expenses	0.49%[5]	0.49%[5]	0.49%	0.49%	0.45%	0.45%	0.45%
Net investment income	1.86%[5]	2.94%[5]	1.37%	0.29%	1.56%	1.84%	3.33%
Expense waiver/reimbursement[6]	1.09%[5]	1.36%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,985	$13,760	$11,837	$12,863	$14,902	$27,082	$23,409
Portfolio turnover	8%	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $1,947,341 of investment in affiliated holdings (Note 5) (identified cost $29,415,662)		$29,995,218
Income receivable		50,237
Receivable for variation margin on centrally cleared swap contracts		1,581
Receivable for shares sold		1,128
TOTAL ASSETS		30,048,164
Liabilities:
Payable for investments purchased	$10,441
Payable for shares redeemed	110,296
Payable for daily variation margin on futures contracts	21,982
Payable to adviser (Note 5)	1,964
Payable for administrative fee (Note 5)	407
Payable for Directors'/Trustees' fees (Note 5)	151
Payable for auditing fees	16,152
Payable for portfolio accounting fees	21,971
Payable for distribution services fee (Note 5)	2,992
Payable for other service fees (Note 2)	4,357
Payable for share registration costs	16,772
Payable for printing and postage	9,383
Accrued expenses (Note 5)	12,756
TOTAL LIABILITIES		$229,624
Net assets for 2,863,222 shares outstanding		$29,818,540
Net Assets Consist of:
Paid-in capital		$31,220,115
Net unrealized appreciation of investments, futures contracts and swap contracts		544,934
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,993,264)
Undistributed net investment income		46,755
TOTAL NET ASSETS		$29,818,540
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8

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($11,235,573 ÷ 1,078,876 shares outstanding), no par value, unlimited shares authorized	$10.41
Offering price per share (100/95.50 of $10.41)	$10.90
Redemption proceeds per share	$10.41
Class C Shares:
Net asset value per share ($4,598,219 ÷ 447,538 shares outstanding), no par value, unlimited shares authorized	$10.27
Offering price per share	$10.27
Redemption proceeds per share (99.00/100 of $10.27)	$10.17
Institutional Shares:
Net asset value per share ($13,984,748 ÷ 1,336,808 shares outstanding), no par value, unlimited shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Interest			$292,327
Dividends received from affiliated holdings (Note 5)			65,217
TOTAL INCOME			357,544
Expenses:
Investment adviser fee (Note 5)		$61,292
Administrative fee (Note 5)		74,335
Custodian fees		3,817
Transfer agent fee (Note 2)		14,945
Directors'/Trustees' fees (Note 5)		468
Auditing fees		17,452
Legal fees		4,564
Portfolio accounting fees		31,969
Distribution services fee (Note 5)		17,675
Other service fees (Note 2)		21,128
Share registration costs		21,015
Printing and postage		9,850
Miscellaneous (Note 5)		3,110
TOTAL EXPENSES		281,620
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(61,292)
Reimbursement of other operating expenses (Note 5)	(105,720)
TOTAL WAIVER AND REIMBURSEMENTS		(167,012)
Net expenses			114,608
Net investment income			242,936
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(14,776)
Net realized gain on futures contracts			945,656
Net realized gain on swap contracts			4,360
Net change in unrealized appreciation of investments			(785,996)
Net change in unrealized appreciation of futures contracts			(96,782)
Net change in unrealized appreciation of swap contracts			10,639
Net realized and unrealized gain on investments, futures contracts and swap contracts			63,101
Change in net assets resulting from operations			$306,037
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Period Ended 9/30/2016[1]	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,936	$417,919	$371,521
Net realized gain (loss) on investments, futures contracts and swap contracts	935,240	(446,452)	(282,452)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(872,139)	770,759	(191,227)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	306,037	742,226	(102,158)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(97,799)	(111,610)	(58,310)
Class C Shares	(24,452)	(21,241)	(18,058)
Institutional Shares	(137,919)	(122,543)	(55,808)
Return of capital
Class A Shares	—	—	(30,565)
Class C Shares	—	—	(9,466)
Institutional Shares	—	—	(29,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(260,170)	(255,394)	(201,461)
Share Transactions:
Proceeds from sale of shares	3,374,563	4,303,341	4,865,884
Net asset value of shares issued to shareholders in payment of distributions declared	212,603	212,124	170,883
Cost of shares redeemed	(6,017,755)	(2,919,654)	(10,314,947)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,430,589)	1,595,811	(5,278,180)
Change in net assets	(2,384,722)	2,082,643	(5,581,799)
Net Assets:
Beginning of period	32,203,262	30,120,619	35,702,418
End of period (including undistributed net investment income of $46,755 and $63,989, respectively)	$29,818,540	$32,203,262	$30,120,619
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Investment Management Company (“Adviser”) is registered as a “commodity pool operator” with respect to operation of Federated Real Return Bond Fund (the “Fund”), a diversified portfolio. The Trust consists of eight portfolios, including the Fund. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
Effective September 30, 2016, the Fund has changed its fiscal year end from March 31 to September 30.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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12

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $167,012 is disclosed in various locations in Note 5.
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14

For the six months ended March 31, 2017, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$5,949
Class C Shares	2,300
Institutional Shares	6,696
TOTAL	$14,945
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$15,237
Class C Shares	5,891
TOTAL	$21,128
For the six months ended March 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,332,924 and $11,656,116, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the
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protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
The average notional amount of swap contracts held by the Fund throughout the period was $1,714,286. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(45,261)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$945,656	$945,656
Credit contracts	$4,360	$—	$4,360
TOTAL	$4,360	$945,656	$950,016
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(96,782)	$(96,782)
Credit contracts	$10,639	$—	$10,639
TOTAL	$10,639	$(96,782)	$(86,143)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Period Ended 9/30/2016[1]		Year Ended 3/31/2016
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	125,358	$1,302,862	183,277	$1,884,158	257,996	$2,610,111
Shares issued to shareholders in payment of distributions declared	8,997	93,037	10,303	105,978	8,318	83,093
Shares redeemed	(376,485)	(3,910,380)	(159,544)	(1,640,389)	(497,682)	(5,061,585)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(242,130)	$(2,514,481)	34,036	$349,747	(231,368)	$(2,368,381)

	Six Months Ended 3/31/2017		Period Ended 9/30/2016[1]		Year Ended 3/31/2016
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,600	$508,913	8,194	$82,644	16,923	$168,640
Shares issued to shareholders in payment of distributions declared	2,101	21,426	1,834	18,595	2,392	23,685
Shares redeemed	(63,340)	(648,655)	(56,902)	(576,314)	(212,983)	(2,143,934)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(11,639)	$(118,316)	(46,874)	$(475,075)	(193,668)	$(1,951,609)
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	Six Months Ended 3/31/2017		Period Ended 9/30/2016[1]		Year Ended 3/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	149,489	$1,562,788	226,047	$2,336,539	207,289	$2,087,133
Shares issued to shareholders in payment of distributions declared	9,443	98,140	8,470	87,551	6,391	64,105
Shares redeemed	(139,737)	(1,458,720)	(68,071)	(702,951)	(305,257)	(3,109,428)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,195	$202,208	166,446	$1,721,139	(91,577)	$(958,190)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(234,574)	$(2,430,589)	153,608	$1,595,811	(516,613)	$(5,278,180)
1	The Fund has changed its fiscal year-end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $29,415,662. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $579,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $611,031 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,475.
At September 30, 2016, the Fund had a capital loss carryforward of $2,827,681, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,158,063	$1,475,338	$2,633,401
2018	$194,280	NA	$194,280
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2017, the Adviser voluntarily waived $61,080 of its fee and reimbursed $105,720 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.485% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$17,675
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $692 of fees paid by the Fund. For the six months ended March 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2017, FSC retained $763 in sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.49% and 0.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $212. Transactions involving the affiliated holdings during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	300,280	5,981,990	(6,200,767)	81,503	$81,528	$1,527
High Yield Bond Portfolio	321,256	10,042	(39,308)	291,990	$1,865,813	$63,690
Total of Affiliated Transactions	621,536	5,992,032	(6,240,075)	373,493	$1,947,341	$65,217
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$74,209
Sales	$250,000
7. RISK OF INVESTING IN UNDERLYING FUNDS
Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,009.80	$3.71
Class C Shares	$1,000.00	$1,006.20	$7.45
Institutional Shares	$1,000.00	$1,012.10	$2.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.20	$3.73
Class C Shares	$1,000.00	$1,017.50	$7.49
Institutional Shares	$1,000.00	$1,022.50	$2.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.74%
Class C Shares	1.49%
Institutional Shares	0.49%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report
30

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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33

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
37635 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017